Financial income (expenses), net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total financial expenses	R$ (1,642)	R$ (1,528)	R$ (943)
Total financial income	633	778	320
Total	(1,009)	(750)	(623)
Cost Of Debt [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(851)	(863)	(441)
Cost Of The Discounting Of Receivables [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(74)	(53)	(2)
Monetary Restatement Loss [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(188)	(148)	(93)
Interest On Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(455)	(393)	(317)
Other Finance Expenses [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(74)	(71)	(90)
Income From Short Term Instruments [Member]
IfrsStatementLineItems [Line Items]
Total financial income	400	137	78
Monetary Restatement Gain [Member]
IfrsStatementLineItems [Line Items]
Total financial income	229	640	238
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Total financial income	R$ 4	R$ 1	R$ 4